Deposits - Summary of Maturity Schedule for Term Deposits (Parenthetical) (Detail) $ in Millions	Jul. 31, 2023 CAD ($)
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 542,579	[1],[2]
Foreign countries [member] | Bottom of range [member]
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 100,000

[1]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[2]	Deposits denominated in U.S. dollars amount to $325,622 (April 30, 2023 – $326,922; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $20,797 (April 30, 2023 – $21,593; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $37,662 (April 30, 2023 – $34,709; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $122,403 (April 30, 2023 – $115,466; October 31, 2022 – $106,817).